Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
5.	INVENTORIES

Inventories consisted of the following:

	December 31,	December 31,
	2022	2021
Raw materials	349	223
Work-in-process	1,490	1,235
Finished products	744	514
Total	2,583	1,972

Reserve for obsolescence is estimated for excess uncommitted inventories based on history of sales, backlog of orders and production plans.